Goldman Sachs MarketBeta Russell 1000 Value Equity ETF Investment Objectives and Goals - Goldman Sachs MarketBeta Russell 1000 Value Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF—SummaryTicker: GVUS Stock Exchange: NYSE Arca, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Russell 1000 Value 40 Act Daily Capped Index (the “Index”).